Income Tax (Details Narratrive) € in Thousands	12 Months Ended
Dec. 31, 2019 EUR (€)
Deferred Income Tax - Schedule Of Income Tax Reconciliation
Expense from deferred taxes results from the use of the tax loss carryforwards	€ 256
Expense from reduction in the municipal trade tax rate of the city	€ 2,350